Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 106.7%
Security	Shares	Value
Aerospace & Defense — 3.2%
BAE Systems PLC	1,073,003	$ 25,602,512
Leonardo SpA	163,551	$ 8,815,910
Safran SA	56,967	$ 18,784,936
		$ 53,203,358
Banks — 9.9%
Banco Santander SA	1,991,480	$ 17,108,370
Barclays PLC	3,848,107	$ 18,809,617
BNP Paribas SA	184,227	$ 16,797,491
Citigroup, Inc.	173,794	$ 16,284,498
Grupo Financiero Banorte SAB de CV, Class O	1,247,771	$ 11,112,537
HDFC Bank Ltd.	429,240	$ 9,850,328
KBC Group NV	127,133	$ 13,260,465
NatWest Group PLC	1,674,906	$ 11,626,487
Societe Generale SA	361,727	$ 23,088,494
Toronto-Dominion Bank	160,522	$ 11,691,599
Truist Financial Corp.(1)	296,531	$ 12,961,370
		$ 162,591,256
Beverages — 1.0%
Diageo PLC	261,449	$ 6,336,882
Pernod Ricard SA	99,400	$ 10,215,208
		$ 16,552,090
Biotechnology — 1.3%
CSL Ltd.	121,286	$ 20,980,562
		$ 20,980,562
Broadline Retail — 4.4%
Amazon.com, Inc.(1)(2)	308,226	$ 72,158,789
		$ 72,158,789
Building Products — 1.2%
Carrier Global Corp.	292,188	$ 20,049,941
		$ 20,049,941
Capital Markets — 2.3%
Charles Schwab Corp.	158,021	$ 15,443,393
London Stock Exchange Group PLC	80,677	$ 9,834,120
State Street Corp.	106,584	$ 11,910,762
		$ 37,188,275
Security	Shares	Value
Chemicals — 1.3%
Sika AG	88,650	$ 20,919,584
		$ 20,919,584
Consumer Finance — 0.8%
Capital One Financial Corp.(1)	62,261	$ 13,386,115
		$ 13,386,115
Consumer Staples Distribution & Retail — 0.6%
U.S. Foods Holding Corp.(2)	108,277	$ 9,022,722
		$ 9,022,722
Diversified Telecommunication Services — 1.4%
Zegona Communications PLC(2)	2,019,306	$ 23,635,182
		$ 23,635,182
Electric Utilities — 2.1%
Iberdrola SA	698,311	$ 12,273,736
NextEra Energy, Inc.(1)	305,385	$ 21,700,658
		$ 33,974,394
Electrical Equipment — 2.1%
AMETEK, Inc.	109,592	$ 20,258,081
Schneider Electric SE	54,127	$ 14,007,701
		$ 34,265,782
Electronic Equipment, Instruments & Components — 1.0%
Keyence Corp.	43,769	$ 15,832,618
		$ 15,832,618
Energy Equipment & Services — 0.8%
Baker Hughes Co.	277,654	$ 12,508,313
		$ 12,508,313
Entertainment — 1.8%
Walt Disney Co.	246,914	$ 29,409,927
		$ 29,409,927
Financial Services — 3.7%
Global Payments, Inc.	160,712	$ 12,848,924
ORIX Corp.	484,005	$ 10,872,225
Visa, Inc., Class A	62,814	$ 21,700,353
Voya Financial, Inc.(1)	214,839	$ 15,038,730
		$ 60,460,232

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 1.5%
Nestle SA	287,844	$ 25,150,963
		$ 25,150,963
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	97,899	$ 12,353,875
Alcon AG	87,708	$ 7,689,182
Boston Scientific Corp.(1)(2)	103,674	$ 10,877,476
Coloplast AS, Class B	103,745	$ 9,475,240
Intuitive Surgical, Inc.(1)(2)	23,389	$ 11,252,214
Straumann Holding AG	73,005	$ 8,894,919
		$ 60,542,906
Health Care Providers & Services — 0.6%
Amplifon SpA	601,918	$ 10,132,629
		$ 10,132,629
Health Care REITs — 0.5%
Healthpeak Properties, Inc.	520,058	$ 8,809,782
		$ 8,809,782
Hotels, Restaurants & Leisure — 6.3%
Amadeus IT Group SA	161,081	$ 12,933,798
Aramark	596,070	$ 25,368,739
Compass Group PLC	993,506	$ 34,911,266
InterContinental Hotels Group PLC	129,973	$ 14,952,110
Marriott International, Inc., Class A(1)	58,470	$ 15,426,140
		$ 103,592,053
Household Products — 1.2%
Reckitt Benckiser Group PLC	258,608	$ 19,381,573
		$ 19,381,573
Industrial Conglomerates — 1.0%
Siemens AG	67,158	$ 17,105,352
		$ 17,105,352
Insurance — 4.8%
AIA Group Ltd.	1,458,101	$ 13,595,575
Allstate Corp.	59,975	$ 12,189,919
American International Group, Inc.(1)	181,093	$ 14,058,250
Assurant, Inc.	50,966	$ 9,545,932
Prudential PLC	1,249,693	$ 15,853,826
RenaissanceRe Holdings Ltd.	56,967	$ 13,885,136
		$ 79,128,638
Security	Shares	Value
Interactive Media & Services — 4.6%
Alphabet, Inc., Class C(1)	394,429	$ 76,069,577
		$ 76,069,577
Life Sciences Tools & Services — 0.9%
Danaher Corp.	74,167	$ 14,622,766
		$ 14,622,766
Machinery — 2.9%
IDEX Corp.	92,051	$ 15,051,259
Ingersoll Rand, Inc.	165,056	$ 13,968,689
Parker-Hannifin Corp.	26,228	$ 19,196,273
		$ 48,216,221
Metals & Mining — 1.0%
Anglo American PLC	315,577	$ 8,879,735
Rio Tinto Ltd.	108,087	$ 7,686,922
		$ 16,566,657
Multi-Utilities — 0.4%
CMS Energy Corp.	86,203	$ 6,361,781
		$ 6,361,781
Oil, Gas & Consumable Fuels — 2.6%
EQT Corp.	309,730	$ 16,647,988
Exxon Mobil Corp.	201,642	$ 22,511,313
OMV AG	56,648	$ 2,884,990
		$ 42,044,291
Personal Care Products — 0.8%
L'Oreal Prime De Fidelite(2)	18,474	$ 8,174,430
L'Oreal SA	10,279	$ 4,548,282
		$ 12,722,712
Pharmaceuticals — 5.9%
AstraZeneca PLC	243,908	$ 35,584,137
Eli Lilly & Co.(1)	27,732	$ 20,523,621
Novo Nordisk AS, Class B	312,736	$ 14,544,715
Zoetis, Inc.	176,749	$ 25,768,237
		$ 96,420,710
Professional Services — 0.9%
RELX PLC	203,144	$ 10,555,580
Verisk Analytics, Inc.	16,480	$ 4,593,141
		$ 15,148,721

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs — 0.8%
Invitation Homes, Inc.	422,161	$ 12,939,235
		$ 12,939,235
Semiconductors & Semiconductor Equipment — 12.9%
ASML Holding NV	49,042	$ 33,989,682
Broadcom, Inc.	103,745	$ 30,469,907
Infineon Technologies AG	311,233	$ 12,226,201
Micron Technology, Inc.	211,831	$ 23,119,235
NVIDIA Corp.(1)	479,127	$ 85,222,319
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,120	$ 12,351,614
Tokyo Electron Ltd.	89,042	$ 14,155,780
		$ 211,534,738
Software — 8.8%
Adobe, Inc.(1)(2)	51,121	$ 18,285,471
Intuit, Inc.	21,885	$ 17,182,570
Microsoft Corp.(1)	181,092	$ 96,612,582
Salesforce, Inc.	49,616	$ 12,817,301
		$ 144,897,924
Specialty Retail — 0.6%
TJX Cos., Inc.	84,699	$ 10,547,566
		$ 10,547,566
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	201,642	$ 41,854,830
		$ 41,854,830
Textiles, Apparel & Luxury Goods — 1.6%
Cie Financiere Richemont SA, Class A	87,707	$ 14,320,464
LVMH Moet Hennessy Louis Vuitton SE	21,884	$ 11,747,589
		$ 26,068,053
Trading Companies & Distributors — 0.9%
IMCD NV	138,827	$ 15,216,923
		$ 15,216,923
Total Common Stocks (identified cost $1,406,227,399)		$1,751,215,741

Corporate Bonds — 12.8%
Security	Principal Amount (000's omitted)	Value
Banks — 7.5%
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(3)(4)	$3,800	$ 3,775,735
9.375% to 3/19/29(3)(4)	2,200	$ 2,446,312
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(3)(4)(5)	1,510	$ 1,623,914
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	2,470	$ 2,477,279
7.625% to 1/10/28(3)(4)(5)	1,160	$ 1,171,871
8.375% to 10/14/30(3)(4)(5)	1,105	$ 1,168,027
8.375% to 5/20/31(3)(4)(5)	910	$ 930,757
Banco Santander SA, 9.625% to 5/21/33(3)(4)	5,400	$ 6,391,289
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	6,415	$ 6,727,115
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(4)	6,780	$ 7,244,525
Barclays PLC, 8.00% to 3/15/29(3)(4)	3,629	$ 3,855,239
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% to 6/29/33, 6/29/38(4)(5)	1,000	$ 1,066,783
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	1,210	$ 1,086,924
7.75% to 8/16/29(3)(4)(5)	1,710	$ 1,812,904
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(4)	2,795	$ 2,827,143
Citigroup, Inc.:
6.875% to 8/15/30(3)(4)	1,175	$ 1,187,925
6.95% to 2/15/30(3)(4)	3,610	$ 3,648,273
CoBank ACB, 7.25% to 7/1/29(3)(4)	1,760	$ 1,813,881
Deutsche Bank AG, 6.00% to 10/30/25(3)(4)	800	$ 798,861
Farm Credit Bank of Texas, 7.75% to 6/15/29(3)(4)	2,898	$ 3,008,585
HSBC Holdings PLC, 4.60% to 12/17/30(3)(4)	3,637	$ 3,361,727
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	3,676	$ 3,774,767
ING Groep NV, 8.00% to 5/16/30(3)(4)(6)	4,350	$ 4,704,079
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	7,203	$ 7,101,404
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	752	$ 669,882
8.125% to 11/10/33(3)(4)	2,730	$ 2,997,789
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(3)(4)	2,475	$ 2,507,937
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(4)	3,470	$ 3,617,114
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	5,718	$ 5,310,909
10.00% to 11/14/28(3)(4)(5)	950	$ 1,049,634
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	2,320	$ 2,411,559

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(3)(4)	$3,660	$ 3,728,471
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	4,600	$ 4,884,625
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	7,375	$ 7,792,336
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	4,161	$ 4,105,999
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	2,750	$ 2,471,574
6.85% to 9/10/29(3)(4)(5)	1,700	$ 1,742,374
9.25% to 11/13/33(3)(4)(5)	2,950	$ 3,465,374
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	2,364	$ 2,343,422
		$ 123,104,318
Capital Markets — 0.3%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$5,960	$ 5,453,158
		$ 5,453,158
Construction Materials — 0.1%
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$2,187	$ 2,235,551
		$ 2,235,551
Diversified Financial Services — 0.8%
Air Lease Corp., 6.00% to 9/24/29(3)(4)	$3,491	$ 3,438,049
Alpha Holding SA de CV:
9.00%, 2/10/25(5)(7)	3,050	$ 22,873
10.00%, 12/19/22(5)(7)	443	$ 3,319
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	5,139	$ 4,997,678
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(4)	1,200	$ 1,159,929
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(3)(4)	1,046	$ 1,025,123
Series W, 7.50% to 2/10/29(3)(4)	2,425	$ 2,567,479
Unifin Financiera SAB de CV:
7.375%, 2/12/26(5)(7)(8)	1,325	$ 0
7.375%, 2/12/26(5)(7)(8)	1,325	$ 0
		$ 13,214,450
Electric Utilities — 0.9%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$1,941	$ 1,902,399
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	3,025	$ 3,054,449
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(4)	$3,450	$ 3,548,224
Sempra, 4.125% to 1/1/27, 4/1/52(4)	4,252	$ 4,116,663
Southern Co., Series 21-A, 3.75% to 6/15/26, 9/15/51(4)	1,455	$ 1,434,078
		$ 14,055,813
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(3)(4)	$1,450	$ 1,412,087
		$ 1,412,087
Food Products — 0.3%
Land O' Lakes, Inc., 8.00%(3)(5)	$5,982	$ 5,735,422
		$ 5,735,422
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$2,886	$ 2,804,587
		$ 2,804,587
Insurance — 1.3%
Allianz SE, 3.50% to 11/17/25(3)(4)(5)	$2,800	$ 2,768,580
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(4)	1,920	$ 1,894,547
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(4)	3,517	$ 3,593,878
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(4)(5)	4,553	$ 4,769,290
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	6,657	$ 6,479,436
Nippon Life Insurance Co., 6.50% to 4/30/35, 4/30/55(4)(5)	2,175	$ 2,278,212
		$ 21,783,943
Oil and Gas — 0.4%
BP Capital Markets PLC, 6.125% to 3/18/35(3)(4)	$3,450	$ 3,468,663
Petroleos Mexicanos, 6.50%, 3/13/27	2,750	$ 2,752,803
		$ 6,221,466
Pipelines — 0.4%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$5,668	$ 6,040,603
		$ 6,040,603

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.5%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(4)	$1,775	$ 1,810,345
Rogers Communications, Inc., 7.125% to 2/14/35, 4/15/55(4)	2,950	$ 3,020,250
TELUS Corp., 7.00% to 7/15/35, 10/15/55(4)	3,490	$ 3,542,060
		$ 8,372,655
Total Corporate Bonds (identified cost $210,506,017)		$ 210,434,053

Preferred Stocks — 1.3%
Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., Series H, 7.375%	16,092	$ 425,955
KeyCorp, Series H, 6.20% to 12/15/27(4)	47,900	1,193,668
		$ 1,619,623
Capital Markets — 0.2%
Affiliated Managers Group, Inc., 4.75%	143,480	$ 2,499,422
Bank of New York Mellon Corp., Series K, 6.15% to 3/20/30(4)	42,800	1,105,096
		$ 3,604,518
Electric Utilities — 0.4%
Brookfield BRP Holdings Canada, Inc.:
4.625%	130,175	$ 2,043,747
7.25%	79,518	$ 1,956,143
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	12,679	302,394
SCE Trust V, Series K, 5.45% to 3/15/26(4)	68,884	1,628,418
		$ 5,930,702
Insurance — 0.4%
American National Group, Inc.:
7.375%	86,700	$ 2,193,510
Series B, 6.625% to 9/1/25(4)	147,664	$ 3,735,899
Aspen Insurance Holdings Ltd., 7.00%	48,000	1,185,600
		$ 7,115,009
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp.:
5.50%	102,328	$ 2,268,612
Security	Shares	Value
Wireless Telecommunication Services (continued)
U.S. Cellular Corp.: (continued)
6.25%	27,054	$ 691,229
		$ 2,959,841
Total Preferred Stocks (identified cost $23,295,670)		$ 21,229,693

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(2)(8)	$1,349,504	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(9)	15,643,617	$ 15,643,617
Total Short-Term Investments (identified cost $15,643,617)		$ 15,643,617
Total Investments — 121.8%(10) (identified cost $1,655,672,703)		$1,998,523,104
Other Assets, Less Liabilities — (21.8)%		$ (357,335,230)
Net Assets — 100.0%		$1,641,187,874
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2025 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2025 was $323,327,848 and the total market value of the collateral received by State Street Bank and Trust Company was $328,327,224 comprised of cash.
(2)	Non-income producing security.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $54,668,685 or 3.3% of the Fund's net assets.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $9,588,704 or 0.6% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(8)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.9%	$1,196,186,718
United Kingdom	11.1	222,114,103
France	5.1	102,616,801
Canada	3.3	65,331,945
Spain	2.8	54,929,240
Netherlands	2.7	53,910,684
Switzerland	2.6	51,814,289
Japan	2.3	46,867,306
Germany	1.6	32,898,994
Hong Kong	1.5	29,449,401
Denmark	1.2	24,019,955
Mexico	1.1	22,941,800
Italy	1.0	18,948,539
Bermuda	0.8	15,070,736
Belgium	0.7	13,260,465
Taiwan	0.6	12,351,614
India	0.5	9,850,328
South Africa	0.4	8,879,735
Australia	0.4	7,686,922
Sweden	0.2	4,884,625
Austria	0.1	2,884,990
Chile	0.1	1,623,914
Total Investments	100.0%	$1,998,523,104
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at July 31, 2025.
Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $15,643,617, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$13,631,352	$570,800,807	$(568,788,542)	$ —	$ —	$15,643,617	$482,743	15,643,617
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 105,479,504	$ 23,635,182	$ —	$ 129,114,686
Consumer Discretionary	123,501,234	88,865,227	—	$ 212,366,461
Consumer Staples	9,022,722	73,807,338	—	$ 82,830,060
Energy	51,667,614	2,884,990	—	$ 54,552,604
Financials	192,057,518	160,696,998	—	$ 352,754,516
Health Care	95,398,189	107,301,384	—	$ 202,699,573
Industrials	93,117,384	110,088,914	—	$ 203,206,298
Information Technology	337,915,829	76,204,281	—	$ 414,120,110
Materials	—	37,486,241	—	$ 37,486,241
Real Estate	21,749,017	—	—	$ 21,749,017
Utilities	28,062,439	12,273,736	—	$ 40,336,175
Total Common Stocks	$1,057,971,450	$693,244,291**	$ —	$1,751,215,741
Corporate Bonds	$ —	$210,434,053	$0	$ 210,434,053
Preferred Stocks:
Communication Services	2,959,841	—	—	$ 2,959,841
Financials	12,339,150	—	—	$ 12,339,150
Utilities	5,930,702	—	—	$ 5,930,702
Total Preferred Stocks	$ 21,229,693	$ —	$ —	$ 21,229,693

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Miscellaneous	$ —	$ —	$0	$ 0
Short-Term Investments	15,643,617	—	—	$ 15,643,617
Total Investments	$1,094,844,760	$903,678,344	$0	$1,998,523,104
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.